UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to
Date of Report (Date of earliest event reported):
(Exact name of securitizer as specified in its charter)

    (Commission File Number of securitizer)            (Central Index Key Number of securitizer)
Name and telephone number, including area code,
of the person to contact in connection with this filing
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐
⌧    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
OneMain Direct Auto Receivables Trust 2016-1
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of depositor:   0001678127
Central Index Key Number of issuing entity (if applicable):  0001678739
Central Index Key Number of underwriter (if applicable):
William J. Reynolds, (812)-468-5108
Name and telephone number, including area code,
of the person to contact in connection with this filing

PART II — FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
See Report of Independent Accountants on Applying Agreed-Upon Procedures dated July 1, 2016, furnished as Exhibit 99.1 to this Form ABS-15G.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
ONEMAIN DIRECT AUTO FUNDING, LLC
(Depositor)

By:	/s/ William J. Reynolds Name: William J. Reynolds Title: Assistant Secretary
Date: July 5, 2016.

EXHIBIT INDEX

Exhibit 99.1    Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated July 1, 2016